Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

The Company’s former Chief Financial Officer commenced litigation against the Company claiming that the Company owed him $121,630 for his services pursuant to a Services Agreement. The Company settled the matter in March 2014 and agreed to pay the former Chief Financial Officer $15,000 and issue 8,000,000 shares of common stock with a settlement-date fair value of $67,200. The Company has accrued $82,200, included in accounts payable and accrued expenses, as of December 31, 2013 and March 31, 2014.

The Company defaulted in 2005 on a Financing Agreement with a third party, whereby the third party had loaned approximately $325,000 to the Company. The Company has repaid approximately $177,610; however, the remaining balance is no longer accrued as management believes the statute of limitations has expired. A lawsuit was filed in this matter in Washington County, Utah.

Note 7. Commitments and Contingencies

The Company’s former Chief Financial Officer commenced litigation against the Company claiming that the Company owed him $121,630 for his services pursuant to a Services Agreement. The Company settled the matter in March 2014 and agreed to pay the former Chief Financial Officer $15,000 and issue 8,000,000 shares of common stock with a settlement-date fair value of $67,200. The Company has accrued $82,200, included in accounts payable and accrued expenses, as of December 31, 2013.

The Company defaulted in 2005 on a Financing Agreement with a third party, whereby the third party had loaned approximately $325,000 to the Company. The Company has repaid approximately $177,610; however, the remaining balance is no longer accrued as management believes the statute of limitations has expired. A lawsuit was filed in this matter in Washington County, Utah.